GCAT 2021-NQM2 Trust ABS-15G

Exhibit 99.22

Angelo Gordon - GCAT 2021-NQM2 - Findings Report 5.18.2021_119
Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (KBRA)	Final Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Final Compliance Grade (KBRA)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)
211559112	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211550347	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect. (Clear) Initial Escrow Account- The initial Escrow Account Statement is missing from the file. Response 1 (XX/XX/XXXX 11:00AM) The documentation provided is sufficient to cure the finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	4	2	1	1	4	2	1	1	D	B	A	A	A	A	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	D	B
211554772	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211556399	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info- The CD issued on XX/XX/XXXX does not reflect the correct Borrower address. The street type is missing. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) LDP/EPL-

The guidelines require that all loans must be submitted to an automated third-party fraud and data check tool (i.e. FraudGuard, DataVerify’s DRIVE, etc.). A copy of the findings report must be included in the loan file. All red flags and inconsistencies must be resolved and the supporting documentation clearing the deficiencies are to be provided as well. The loan file contained a copy of the Drive report; however, the Drive Score result was 0 for auto refer/FAIL. The loan file did not contain a copy of the fraud report with the red flags and inconsistencies resolved as required.

Response 1 (XX/XX/XXXX 8:37AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
211556316	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - XX% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than XX% test. (12 CFR §1026.19(e)(3)(ii)) The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XX% ($XXXX) exceed the comparable charges ($XXXX) by more than XX%. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Lender's Title Insurance and Notary Fee. This results in a cost to cure of: $XXXX If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 10:55AM)
The documentation provided is not sufficient to cure the finding. Only received mailing label. PCCD, Refund and LOE are still required.

Response 2 (XX/XX/XXXX 3:53PM)
The PCCD, Reimbursement check, Proof of Delivery and LOE provided are sufficient to cure the exception. (Resolved)

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
211559352	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211552488	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: County Tax Stamps. This results in a cost to cure of: $XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 11:49AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - XX% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than XX% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Recording Fees. This results in a cost to cure of: $XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 11:50AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Reserve Assets-

Sufficient reserves to meet guideline requirements were not verified in the file. According to the final CD, the borrower was required to evidence $XXXX in funds to close, $XXXX in prepaid costs and $XXXX in earnest money deposit. In addition, the X month reserve requirement was for $XXXX ($XXXX PITIA x 6). In total, the borrower was required to evidence $XXXX in verified assets. The loan file contained documented evidence of $XXXX in verified liquid assets with an additional $XXXX in 401k funds for a total verified funds of $XXXX. As a result, there was a $XXXX shortage of verified reserves.

Response 1 (XX/XX/XXXX 11:10AM)
The borrower's 401k was used to calculate reserves. (Upheld)

Response 2 (XX/XX/XXXX 6:26PM)
The current XXXX balance printout provided contains no date or activity detail. (Upheld)

Response 3 (XX/XX/XXXX 5:25PM)
Documentation received is sufficient. (Resolved)

(Open) Liquidation of Cash to Close-

Satisfactory documentation was not in the file reflecting the liquidation of stocks, bonds, or mutual funds used for required funds to close. According to the final CD, the borrower was required to evidence $XXXX in funds to close, $XXXX in prepaid costs and $XXXX in earnest money deposit. In addition, the 6 month reserve requirement was for $XXXX ($XXXX PITIA x 6). In total, the borrower was required to evidence $XXXX in verified assets of which $XXXX was required to be liquid for funds to close, EMD and prepaids. The loan file contained documented evidence of $XXXX in verified liquid assets with an additional $XXXX in 401k funds; however, no evidence of liquidation of the 401k funds was present in the loan file for sufficient liquid funds for closing, EMD and prepaid costs. As a result, there was a $XXXX shortage of verified liquid closing funds. Compensating factors utilized to downgrade to level EV2.

(Clear) Program Parameters-

The subject loan does not meet Program Parameters for LTV. The guidelines for a purchase of an owner occupied property using the Agency Plus program reflect a maximum LTV of XX% is allowed. The subject loan closed with an LTV of XX%, which exceeds the maximum allowed.

Response 1 (XX/XX/XXXX 10:25AM)
Updated matrix sufficient to resolve the finding. (Resolved)

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
211553916	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Credit Tradelines-

The borrower does not meet the minimum tradeline requirements to meet Investor guidelines. The guidelines require a minimum of three (3) active and current tradelines reporting on the credit report for at least 12 months, accounts may be open or closed with activity reflected within the last 12 months or two (2) tradelines showing 24 months activity- may include closed accounts with activity reporting within the last 24 months. The borrower only had 2 active and current tradelines with a minimum of 12 months reporting active in the last 12 months and only 1 of those 2 were for at least 24 months. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
211553494	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211555442	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Open) Assets Misc-

There are additional asset findings. The guidelines require a letter from the CPA or tax-preparer which must state that the withdrawal will not negatively impact the business when business funds are the source of down payment, closing costs and reserves. The loan file only contained business fund assets; however, the loan file did not contain the required letter from the CPA stating that the withdrawal would not negatively impact the business. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
211559083	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211557611	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Open) Program Parameters- The subject loan does not meet Program Parameters for housing history. The guidelines prohibit any borrower with 1x30 or greater mortgage late in the previous 12 months. The borrower's mortgage history reflected a 1x30 in the most recent 12 months history, which is not allowed per guidelines. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
211553055	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) Missing Mortgage-

The mortgage is missing from the loan file.

Response 1 (XX/XX/XXXX 1:08PM)
The documentation provided is sufficient to cure the finding.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.

(Clear) TRID CD ' Lender NMLS-

The NMLS for the lender is missing from the Contact Table. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 2:38PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Clear) Assets-

The file did not contain evidence the borrower had the proper amount of funds required. According to the final CD, the borrower was required to evidence $XXXX in funds to close, $XXXX in prepaid costs and $XXXX in earnest money deposit. In addition, the borrower was required to evidence 3 month reserves of $XXXX ($XXXX PITIA x 3). In total, the borrower was required to evidence $XXXX in verified assets. The loan file only contained documented evidence of $XXXX in verified assets. It should be noted that the loan file contained Gift letters and source documentation in the amount of $XXXX total; however, there was no evidence of receipt of the funds and therefore, could not be included as well as a lack of documented evidence of a portion of the EMD deposit in the amount of $XXXX. As a result, there was a $XXXX shortage of verified funds to close and a $XXXX shortage of reserves.

Response 1 (XX/XX/XXXX 3:10PM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
211551703	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Reserve Assets- Sufficient reserves to meet Approval requirements were not verified in the file. The borrower had total verified assets including cleared EMD and cash of $XXXX combined. Total required funds consisted of POC items, EMD, Funds to Close, and 6 months of reserves for a grand total of $XXXX. The borrower was $XXXX short of required reserves. Response 1 (XX/XX/XXXX 1:23PM) Sufficient to resolve the finding. Audit 1008 reflected the incorrect balance for account ending XXXX. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The file contained a CDA which supported the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
211555165	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. Desk Review in file supported value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211553348	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: State Tax Stamps. This results in a cost to cure of: $XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 9:36AM)
The documentation provided is not sufficient to cure the finding. The transfer taxes on the initial LE issued XX/XX/XXXX reflected in the amount of $XXXX and the fee increased without a valid reason on the revised CD issued XX/XX/XXXX in the amount of $XXXX. This fee is reflected in the charges that cannot increase test, which results in a cost to cure in the amount of $XXXX. Upheld

Response 2 (XX/XX/XXXX 2:42PM)
The documentation provided is sufficient to clear the defect. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
211552238	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect. (Clear) TRID CD ' Lender NMLS- The NMLS for the lender is missing from the Contact Table. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation. Response 1 (XX/XX/XXXX 3:16PM) The documentation provided is sufficient to cure the finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
211551193	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Open) VOR Required-

Verification of 12 months rental payments is required. The guidelines require a minimum of 12 months rental history. The borrower rents the departing residence. The loan file contained a Lease for the departing; however, this lease was only for 10 months. Further, the borrower provided a printout of the rental payment evidence; however, the printout provided does not match the lease and payments are not linked to borrower as there is no account info. A full 12 months rental history was not provided and what was provided is inconclusive. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
211551413	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee on the initial CD issued on XX/XX/XXXX was not accepted: Credit Report. This results in a cost to cure of: $XXXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 2:56PM)
The documentation provided is not sufficient to cure the finding. Please provide PCCD, LOE, Refund check and proof of receipt. (upheld)

Response 2 (XX/XX/XXXX 3:58PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Right to Rescind 3 days-

This loan failed the TILA right of rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3)). The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Response 1 (XX/XX/XXXX 11:54AM)
The documentation provided is not sufficient to cure the finding. Documentation reflecting the actual disbursement date is required to clear the finding. (upheld)

Response 2 (XX/XX/XXXX 2:54PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD- Closing Information/Closing Date-

The CD issued on XX/XX/XXXX does not reflect the correct Closing Date. Non-material defect.

(Clear) TRID CD ' Lender NMLS-

The NMLS for the lender is missing from the Contact Table. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 3:57PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
211557124	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) State Testing-

This loan failed the bona fide discount points test. (NC §24-1.1A (c)(1)(b)) The loan is a first lien mortgage and has a principal amount that is greater than or equal to $XXXX and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.

Response 1 (XX/XX/XXXX 9:13AM)
The documentation provided is not sufficient to cure the finding. This loan was excluded from QM testing, the finding is in regards to the State restricted testing. Looking at the clients Compliance testing report issued XX/XX/XXXX, the Mortgage Broker fee was excluded from testing. Upheld

Response 2 (XX/XX/XXXX 11:29AM)
All compensation paid directly or indirectly to the lender or broker should be included in points and fees testing. (Upheld)

Response 3 (XX/XX/XXXX 12:01PM)
The documentation provided is not sufficient to cure the finding. The points and fees failed by $XXXX. The refund provided was for $XXXX. Please provide PCCD, LOE, proof of delivery and Refund for $XXXX. (Upheld)

Response 4 (XX/XX/XXXX 12:24PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The Seller's address is missing. Non-material defect.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Open) VOR Required-

Verification of 12 months rental payments is required. The guidelines required a minimum of 12 months rental history. The loan file contained a letter indicating the monthly rent amount, address, tenant name, landlord name and a statement of on time payments in the last 12 months. The loan file did not contain a lease, evidence that the landlord named was the owner of the property and there was no evidence of the rental payments such as canceled checks. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
211559142	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's name and address are missing. Non-material defect.

(Clear) TRID CD ' Lender NMLS-

The NMLS for the lender is missing from the Contact Table. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 2:42PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
211551224	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.	(Open) DTI Exceeds Maximum- The DTI exceeds Investor guidelines. The guidelines indicate a maximum DTI of XX% for a purchase of an owner occupied property with a qualifying credit score of XXX an LTV of XX% and the utilizing 24 month bank statement alternative documentation program. The subject loan closed with a DTI of XX%, which exceeds the maximum allowed. Response 1 (XX/XX/XXXX 1:13PM) Compensating factors utilized to downgrade to EV2. (Upheld)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
211553358	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211555329	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. The seller's name and address are missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211553843	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: County Tax Stamps. This results in a cost to cure of: $XXXX If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 11:58AM)
The documentation provided is not sufficient to cure the finding. The transfer taxes on the initial LE issued XX/XX/XXXX was $XXXX; however, the transfer taxes increased on the revised CD issued XX/XX/XXXX to a total of $XXXX, which results in a tolerance violation of $XXXX being required. Please provide refund, pccd, loe and proof of receipt (mailing label).

Response 2 (XX/XX/XXXX 11:14AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.

(Open) TRID CD- Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

(Clear) Assets-

The file did not contain evidence the borrower had the proper amount of funds required. According to the final CD, the borrower was required to evidence $XXXX in funds to close, $XXXX in prepaid costs and $XXXX in earnest money deposit. In addition, the borrower was required to evidence 12 month reserves in the amount of $XXXX ($XXXX PITIA x 12). In total, the borrower was required to evidence $XXXX in verified assets. The loan file only contained documented evidence of $XXXX in verified assets. As a result, there was a $XXXX shortage of verified funds.

Response 1 (XX/XX/XXXX 1:48PM)
Explanation provided is sufficient to resolve the finding. (Resolved)

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
211558763	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's name and address are missing. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Open) Program Parameters- The subject loan does not meet Program Parameters for LTV and subject property acreage. The maximum LTV for a property in a Rural zone is XX%. The subject property is in a Rural zone and closed with an LTV of XX%, which exceeds the maximum allowed. Further, the guidelines indicate that a property with more than 10 acres is not eligible. The subject property consists of XX acres, which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
211552940	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211551875	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID - Revised LE Delivery Date (after issue of CD)- This loan failed the revised loan estimate delivery date test (after issuance of Closing Disclosure). The Revised Loan Estimate issued on XX/XX/XXXX was issued after providing the Closing Disclosure dated XX/XX/XXXX. (Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	3	1	1	3	3	1	1	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C
211559827	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211557106	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The Seller's name and address are missing. Non-material defect.

(Clear) Initial Escrow Account-

The initial Escrow Account Statement is missing from the file.

Response 1 (XX/XX/XXXX 2:50PM)
The documentation provided is sufficient to clear the defect.(Resolved)

(Open) TRID CD- Closing Information/Closing Date-

The CD issued on XX/XX/XXXX does not reflect the correct Closing Date. Non-material defect.

(Open) TRID CD ' Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date. Non-material defect.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	4	2	1	1	4	2	1	1	D	B	A	A	A	A	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	D	B
211559416	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The Seller's address is missing. Non-material defect.

(Clear) TRID CD ' Lender NMLS-

The NMLS for the lender is missing from the Contact Table. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 2:21PM)
The documentation provided is not sufficient to cure the finding. LOE and mailing label needs to be provided with the CD issued XX/XX/XXXX explaining the reason for the revised disclosure issued after the borrower's closing, showing the borrower's received the corrected disclosure. (upheld)

Response 2 (XX/XX/XXXX 9:34AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
211555792	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters-

The Loan agent works for broker; however, it should be noted that the agent has no ownership in brokerage. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

(Clear) LDP/EPL-

The guidelines require that all loans must be submitted to an automated third-party fraud and data check tool (i.e. FraudGuard, DataVerify’s DRIVE, etc.). A copy of the findings report must be included in the loan file. All red flags and inconsistencies must be resolved and the supporting documentation clearing the deficiencies are to be provided as well. The loan file contained a copy of the Drive report; however, the Drive Score result was 0 for auto refer/FAIL. The loan file did not contain a copy of the fraud report with the red flags and inconsistencies resolved as required.

Response 1 (XX/XX/XXXX 11:29AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
211559627	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211553981	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The CD issued on XX/XX/XXXX does not reflect the correct Closing Date. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211555478	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info- The CD issued on XX/XX/XXXX does not reflect the correct Borrower name. Non-material defect. (Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller's address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211550519	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller address missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211558456	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211555290	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect. (Open) TRID CD- Section B incorrect payee- The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Open) Program Parameters- The subject loan does not meet Program Parameters for LTV. The guidelines indicate that the maximum LTV for a FTHB is XX%. The subject loan closed with an LTV of XX%, which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
211556374	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211553970	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Closing Information/File number Info- The CD issued on XX/XX/XXXX does not reflect a File number. Non-material defect. (Open) TRID CD 'Closing Information/Settlement Agent info- The CD issued on XX/XX/XXXX does not reflect the Settlement Agent name or address. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211558708	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent Company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Open) Program Parameters- The subject loan does not meet Program Parameters for loan amount. The maximum loan amount for FTHB is $XXXX. The subject loan closed with a loan amount of $XXXX, which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
211559174	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.	(Open) Credit Scores-

The borrower's credit scores are below the minimum allowable per guidelines. The minimum FICO for a FTHB using alternative income documentation is XXX. The borrower only had a qualifying credit score of XXX which was not sufficient. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

(Open) Program Parameters-

The subject loan does not meet Program Parameters for LTV. The maximum LTV for a FTHB using alternative income documentation with a qualifying credit score of XXX is XX% and XX% with a qualifying credit score of XXX. The borrower's qualifying credit score was only XXX, which did not meet minimum FICO requirements for the FTHB program. The subject closed with an LTV of XX%, which exceeds the maximum allowed for all FTHB. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
211552693	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Clear) Federal Testing-

This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: (12 CFR §1026.32(a)(1)(ii)(A), (B)). The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds X percent of the total loan amount of $XXXX.

Response 1 (XX/XX/XXXX 12:20PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) Program Parameters- The subject loan does not meet Program Parameters for LTV. The maximum LTV for a FTHB using alternative income documentation with a qualifying credit score of XXX is XX%. The subject closed with an LTV of XX%, which exceeds the maximum allowed. Response 1 (XX/XX/XXXX 6:55AM) Matrix provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
211552610	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211554511	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXX. A valid change of circumstance was provided but the explanation was not valid. Therefore, the increase to the following fees was not accepted: Appraisal. This results in a cost to cure of: $XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 3:01PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address missing. Non-material defect.

(Clear) Income Docs-

The income is not documented properly according to guides. The guidelines require 12 months business bank statements. The loan file contains a bank statement worksheet which reflects that the qualifying income was calculated using business bank statement months of XX/XXXX to XX/XXXX. The loan file is missing the bank statement for XX/XXXX and only the bank statements from XX/XXXX to XX/XXXX are verified in the loan file; therefore, only 11 months of statements were obtained or retained in the loan file.

Response 1 (XX/XX/XXXX 6:51AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Open) Assets Misc-

There are additional asset findings. The guidelines indicate that when the borrower(s) file a schedule C for their business, then business funds may not be used to satisfy the funds needed for the subject transaction. According to the CPA letter in the loan file, both borrowers file a schedule C. Therefore, business funds were not allowed to satisfy the amount of funds needed for the subject transaction. According to the final CD, the borrowers were required to evidence $XXXX in funds to close, along with $XXXX in earnest money deposit and 3 months PITIA reserves totaling $XXXX ($XXXX X 3 months) for a total required funds to be verified of $XXXX. The loan file only contained evidence of $XXXX of the borrowers personal assets with an additional $XXXX in the business account which were not allowed to be used to meet the subject reserve requirements. Therefore, there would be a shortage of $XXXX in personal assets for reserves. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
211558926	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect. (Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211558494	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211551009	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) LDP/EPL-

The guidelines require that all loans must be submitted to an automated third-party fraud and data check tool (i.e. FraudGuard, DataVerify’s DRIVE, etc.). A copy of the findings report must be included in the loan file. All red flags and inconsistencies must be resolved and the supporting documentation clearing the deficiencies are to be provided as well. The loan file contained a copy of the Drive report; however, the Drive Score result was 0 for auto refer/FAIL. The loan file did not contain a copy of the fraud report with the red flags and inconsistencies resolved as required.

Response 1 (XX/XX/XXXX 10:17AM)
Documentation received is sufficient. (Resolved)

Response 2 (XX/XX/XXXX 12:38PM)
Documentation received is sufficient to cure the exception. (Resolved)

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
211555296	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Revised LE Delivery Date4 (prior to consummation)-

This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX, was mailed, and therefore not received by the consumer 4 business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt.

Response 1 (XX/XX/XXXX 1:13PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Initial CD Delivery Date (prior to consummation)-

Initial Closing Disclosure Date Test: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX 1:13PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: $XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 1 (XX/XX/XXXX 1:13PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Debts Not verified on credit report-

The application lists significant debts that were not verified on the credit report and not independently verified. The application reflects that the borrower paid $XXXX per month in Alimony; however, the loan file did not contain a copy of the divorce decree or court order to verify the debt.

Response 1 (XX/XX/XXXX 7:36AM)
Documentation received is sufficient. (Resolved)

(Clear) Debts-

The DTI did not reflect all of the borrower's debts resulting in a DTI that exceeds allowable tolerances. The maximum DTI allowed per guidelines is XX%. The Lender failed to include the XXX Credit Union debt with a monthly payment of $XXXX and a balance of $XXXX as per the credit report, dated XX/XX/XXXX. The loan file contained no evidence that the debt had been paid in full prior to or at closing. The audit DTI, including this debt, increased from XX% at origination to XX%, which exceeds the maximum allowed.

Response 1 (XX/XX/XXXX 7:13AM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
211559268	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Clear) Inaccurate Note-

The note was not completed accurately. The address on the Note is incorrect.

Response 1 (XX/XX/XXXX 6:01PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Inaccurate Mortgage-

The mortgage was not completed accurately. The address on the Mortgage/ Security Instrument is incorrect.

Response 1 (XX/XX/XXXX 11:00AM)
The documentation provided is not sufficient to cure the finding. Please provide the revised documents reflecting the corrected address or utilize the Limited POA and make corrections on the docs required (Mortgage, Note and last revised CD issued XX/XX/XXXX).

Response 2 (XX/XX/XXXX 12:27PM)
Please provide a XXXX Affidavit to be recorded reflecting the changes. (Upheld)

Response 3 (XX/XX/XXXX 6:01PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID CD ' Closing Information/Property Address-

The CD issued on XX/XX/XXXX does not reflect the correct property address. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 6:02PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD ' Transaction Information/Buyer Info-

The CD issued on XX/XX/XXXX does not reflect the correct Borrower address. Non-material defect.

(Clear) LDP/EPL-

The guidelines require that all loans must be submitted to an automated third-party fraud and data check tool (i.e. FraudGuard, DataVerify’s DRIVE, etc.). A copy of the findings report must be included in the loan file. All red flags and inconsistencies must be resolved and the supporting documentation clearing the deficiencies are to be provided as well. The loan file contained a copy of the Drive report; however, the Drive Score result was 0 for auto refer/FAIL. The loan file did not contain a copy of the fraud report with the red flags and inconsistencies resolved as required.

Response 1 (XX/XX/XXXX 7:25AM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters-

The subject loan does not meet Program Parameters for seasoning. The guidelines require that for cash-out refinances that the property be owned for a minimum of 6 months and when owned less than 12 months the qualifying value to be used to calculate the LTV is the lessor of the purchase price or appraised value. The subject property was purchased on XX/XX/XXXX for $XXXX. The subject loan closed on XX/XX/XXXX; therefore, the subject property was owned less than 6 months, which is not allowed for cash out refinances. Further, the LTV was calculated using a qualifying value of the appraised value of $XXXX which is not allowed. The properly calculated LTV using the purchase price would have been XX%, and would exceed the maximum allowed of XX% per guidelines. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
211550907	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Income Docs-

The income is not documented properly according to guides. The guidelines for a DSCR income documentation cash-out refinance require a copy of lease agreement, and four months most recent canceled checks or four months of a bank statement or other reasonable means to show a consistent, valid monthly payment of rent is being received for the subject property. The loan file did not contain a lease or evidence of consistent rent; however, there was a copy of an AIRBNB printout. While rental income was reflected, it is not considered consistent as required by the guidelines. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
211557752	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211558451	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211553604	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Credit Tradelines-

The co-borrower does not meet the minimum tradeline requirements to meet Investor guidelines. Guidelines require a minimum of three (3) active and current trade lines reporting on the credit report for at least 12 months, accounts may be open or closed with activity reflected within the last 12 months or two (2) trade lines showing 24 months activity- may include closed accounts with activity reporting within the last 24 months. The credit report reflected that the co-borrower only had 1 account which consisted of 60 months activity and was last reported in XX/XXXX. The subject loan closed on XX/XX/XXXX. The co-borrower was lacking an additional trade line with 24 or more months activity. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
211553006	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Application-

The final application is missing. The loan file contained a copy of an application; however, had not been signed by any party.

Response 1 (XX/XX/XXXX 8:34AM)
Documentation received is sufficient. (Resolved)

(Clear) LDP/EPL-

The guidelines require that all loans must be submitted to an automated third-party fraud and data check tool (i.e. FraudGuard, DataVerify’s DRIVE, etc.). A copy of the findings report must be included in the loan file. All red flags and inconsistencies must be resolved and the supporting documentation clearing the deficiencies are to be provided as well. The loan file contained a copy of the Drive report; however, the Drive Score result was 18 for auto refer/FAIL. The loan file did not contain a copy of the fraud report with the red flags and inconsistencies resolved as required.

Response 1 (XX/XX/XXXX 7:31AM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
211552951	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211554352	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: $XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 12:45PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Initial LE Delivery Date (from application)-

This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. There was a GFE in the loan file dated XX/XX/XXXX however, RESPA documents are not acceptable on TRID loans.

Response 1 (XX/XX/XXXX 12:46PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - XX% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than XX% test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: $XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 12:46PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) Resident Alien- The loan file does not contain sufficient documentation to evidence borrower's residency. The guidelines required a copy of the front and back of the borrower's resident alien card. The loan file contained a copy of the front; however, the back copy was missing. Response 1 (XX/XX/XXXX 11:16AM) Awaiting Seller documentation. (Upheld) Response 2 (XX/XX/XXXX 6:23PM) Exception provided to allow on the front side of the residency card.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
211553673	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211556261	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) VOR Required-

Verification of 12 months mortgage payments is required. According to the application, the borrower had 2 private mortgages. One private mortgage on the subject property, which was paid at closing and another private mortgage was indicated to be on the primary residence. neither of these mortgages were reported to the credit report and the loan file contained no documentation to evidence that the payments were made timely as required by guidelines.

(Clear) Resident Alien-

The loan file does not contain sufficient documentation to evidence borrower's residency. The guidelines required a copy of the front and back of the borrowers resident alien card. The loan file contained a copy of the front; however, the back copy was missing.

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
211551356	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211559705	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.

(Clear) TRID CD ' Lender NMLS-

The NMLS for the lender is missing from the Contact Table. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 1:52PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Clear) Gift Letter / Funds-

A required gift letter was missing from the file and/or the donor funds were not verified. The guidelines required that a gift be documented with a gift letter, signed by the donor and that the gift letter must specify the dollar amount of the gift, specify the date the funds were transferred, include the donor’s statement that no repayment is expected and indicate the donor’s name, address, telephone number, and relationship to the borrower. According to the final CD, the borrower was required to evidence $XXXX in funds to close, $XXXX in prepaid costs and $XXXX in earnest money deposit. In addition, the borrower was also required to meet a 6 month reserve requirement totaling $XXXX ($XXXX PITIA x 6). In total, the borrower was required to evidence $XXXX in verified assets. The loan file only had properly documented evidence of $XXXX in verified assets. There was a large deposit of $XXXX and a hand written letter in the file indicating that the funds were a gift; however, the letter was missing all the required evidence as required per guidelines. As a result, there would be a $XXXX shortage of verified assets needed for the subject transaction.

Response 1 (XX/XX/XXXX 2:30PM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
211552819	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) Credit Date- The credit report was too old at the time of closing based on guides. The guidelines require the credit report to be dated within 90 days of the subject transaction. The subject loan closed on XX/XX/XXXX. The origination credit report in the loan file was dated XX/XX/XXXX; therefore, the credit report was 105 days old at the time of origination. Response 1 (XX/XX/XXXX 3:39PM) Exception received is sufficient. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
211550227	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.	(Clear) Contract Concessions- The contract contained unallowable concessions or significant personal property. The purchase agreement reflects a sellers concession of $XXXX. The final CD reflects the full amount of the sellers concessions of $XXXX; however, the actual closing costs of the loan are only $XXXX resulting in excessive sellers concessions of $XXXX which would cause the LTV to increase to XX%, which exceeds the maximum LTV allowed of XX%. Response 1 (XX/XX/XXXX 4:06PM) LTV Exception granted. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
211557125	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211559170	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) Program Parameters-

The subject loan does not meet Program Parameters for Documentation type. The guidelines for the Agency Plus program indicate that "alternate income not permitted in the product". The loan approval in the loan file reflects the documentation type as "Full Document" with a loan program of "30 YR FIXED NON-AGENCY AGENCY PLUS". The loan comments in the loan file state that the borrower was qualified using Asset utilization income. The loan file also evidenced an Asset Utilization Worksheet which reflects that XX% of the qualifying income is Asset utilization, which is not allowed by the loan product. It should also be noted that had the subject been underwritten to the alternate income product, the LTV would have exceeded guidelines.

Response 1 (XX/XX/XXXX 4:14PM)
Exception received is sufficient. (Resolved)

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
211552956	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211550453	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211558571	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211557497	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXX. A change of circumstance was provided in the loan file but did not provided a valid reason. Therefore, the increase to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. This results in a cost to cure of: $XXXX.

Response 1 (XX/XX/XXXX 12:41PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
211558175	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The PCCD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect.

(Open) TRID CD- Section B incorrect payee-

The loan contains a fee where 'compensation to' does not reflect a payee of the revised PCCD issued on XX/XX/XXXX. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

							(Open) DTI Exceeds Maximum- The DTI exceeds Investor guidelines. The maximum DTI for a borrower using asset utilization documentation is XX%. The subject loan closed with a DTI of XX%, which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
211553291	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211550281	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Address missing. Non-material defect.	(Open) VOR Required- Verification of 12 months rental payments is required. The guidelines require 12 full months of documented rental history via canceled checks. The loan file is missing 4 months of rental history and the 8 months provided are not properly documented. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
211557354	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Closing Information/File number Info- The CD issued on XX/XX/XXXX does not reflect the correct File number. Non-material defect. (Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect.	(Open) Reserve Assets-

Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 6 months in PITIA reserves equal to $ $XXXX ($XXXX PITIA X 6 months), in addition to the funds required for closing, earnest money deposit and prepaid costs in the amount of $XXXX. A total of $XXXX was required to be verified. The loan file contained documented evidence of only $XXXX in assets. As a result, there was a $XXXX shortage of verified assets. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
211553126	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211557933	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect. (Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing. Non-material defect. (Open) TRID CD- Closing Information/Closing Date- The CD issued on XX/XX/XXXX does not reflect the correct Closing Date. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211555687	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect. (Clear) Initial Escrow Account- The initial Escrow Account Statement is missing from the file. Response 1 (XX/XX/XXXX 3:02PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Assets Misc-

There are additional asset findings. The borrower was required to evidence 3 months in PITIA reserves equal to $XXXX ($XXXX PITIA X 3 months), in addition to $XXXX in funds to close, prepaid costs and earnest money deposit for a total funds of $XXXX required to be verified. The guidelines do not allow a sole proprietor to use business assets to meet the asset requirement. The loan file contained evidence of $XXXX in personal assets; however, an additional $XXXX in assets were business assets. The loan file did not contain any evidence of a CPA letter evidencing that the use of the business funds would not effect the business. Further, it appears that the borrower is a sole proprietor. As a result, the borrower would be short $XXXX in verified funds. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	4	2	2	2	4	2	1	1	D	B	B	B	A	A	D	B	D	B	B	B	A	A	D	B	D	B	B	B	A	A	D	B	D	B	B	B	A	A	D	B	D	B	B	B	A	A	D	B
211551883	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Open) Program Parameters- The subject loan does not meet Program Parameters for LTV. The maximum LTV for a FTHB using alternative income documentation is XX%. The subject closed with an LTV of XX%, which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
211557345	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211550899	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. This results in a cost to cure of: $XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 3:18PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's name and address are missing. Non-material defect.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Clear) Income Docs-

The income/employment is not documented properly according to guides. The transcripts in the loan file reflected that the Borrower had a schedule C business loss of -$XXXX The loan file was missing the XXXX and XXXX tax returns, along with the YTD profit and loss to properly document the self-employed loss as required by guidelines.

Response 1 (XX/XX/XXXX 7:46AM)
Explanation and documentation received is sufficient. (Resolved)

(Clear) Liquidation of Cash to Close-

Satisfactory documentation was not in the file reflecting the liquidation of stocks, bonds, or mutual funds used for required funds to close. The final CD reflected that the borrower needed a total of $XXXX in funds for closing, earnest money deposit and prepaid closing costs. The loan file contained documented evidence of $XXXX in qualifying liquid funds. The loan file also contained evidence of a 401k account; however, no documentation to evidence the liquidation of those funds. As a result the borrower was short $XXXX in liquid funds required for closing.

Response 1 (XX/XX/XXXX 7:58AM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
211556452	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.

(Open) TRID CD- Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211554382	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Revised LE Delivery Date (after issue of CD)-

This loan failed the revised loan estimate delivery date test (on or after issuance of Closing Disclosure). The Revised Loan Estimate was issued on the same day as the Closing Disclosure dated XX/XX/XXXX.

Response 1 (XX/XX/XXXX 4:19PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - XX% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than XX% test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: $XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 4:19PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID- Lender Credits that Cannot Decrease-

The loan failed the Lender Credits that Cannot Decrease Test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: $XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be done no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 4:20PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
211553571	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211559941	XXXX	XX/XX/XXXX	$XXXX	QM Exempt		(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM provided which supported value within XX%.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211557694	XXXX	XX/XX/XXXX	$XXXX	QM Exempt		(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
211559796	XXXX	XX/XX/XXXX	$XXXX	QM Exempt		(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL- The loan file did not contain a 3rd party Fraud Tool as required. Response 1 (XX/XX/XXXX 8:46AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:57PM) AVM obtained which supported value within XX%.	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
211559719	XXXX	XX/XX/XXXX	$XXXX	QM Exempt		(Open) Disclosures Federal Missing- The loan file is missing the toolkit.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 6:37PM) AVM obtained which supported value within XX%.	3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
211557600	XXXX	XX/XX/XXXX	$XXXX	QM Exempt		(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL- The third party fraud tool was not provided in the loan file. Response 1 (XX/XX/XXXX 3:04PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:57PM) AVM obtained which did not support value within XX%. AVM obtained supported value of $XXXX which resulted in a variance of XX%. (Upheld) Response 2 (XX/XX/XXXX 10:41AM) CDA obtained which supported value within XX%.	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
211558882	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One of the final charges (Transfer Taxes $XXXX) exceeds the comparable amount ($XXXX) A valid change of circumstance was not provided in the loan file. Therefore, the addition of the Transfer Taxes on the revised LE issued on XX/XX/XXXX was not accepted. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery, 60 days from discovery, XX/XX/XXXX. A cost to cure in the amount of $XXXX is required.

Response 1 (XX/XX/XXXX 9:33AM)
The explanation provided is not sufficient to cure the finding. The update XXXXs transfer and mansion tax applied to all transfers that occurred after XX/XX/XXXX. In addition, transfer taxes have been required in XXXX since XXXX. (Upheld)

Response 2 (XX/XX/XXXX 9:32AM)
The PCCD, LOE, reimbursement check and proof of delivery provided is sufficient to cure the exception. (Resolved)

(Clear) Inaccurate Mortgage-

The Security Instrument (Mortgage/Deed of Trust) is missing the ARM Rider and Mortgage Co-Op Addendum.

Response 1 (XX/XX/XXXX 10:02AM)
The information provided is sufficient to clear the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:57PM) AVM obtained which supported value within XX%.	3	2	1	1	3	2	3	1	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B
211553616	XXXX	XX/XX/XXXX	$XXXX	QM Exempt		(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor - Seller is exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 6:37PM) AVM obtained which supported value within XX%.	3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
211555574	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) REO Rental Income-

The rental income was not properly documented per the guidelines. The Schedule of REO reflected the borrower owned a rental property located at XXXX with an unverified mortgage in the amount of $XXXX and a monthly payment of $XXXX. The borrower was qualified with positive net monthly rental income of $XXXX for this property based on gross monthly rental income of $XXXX. However, the loan file did not contain lease agreements documenting the above referenced rental income as required.

Response 1 (XX/XX/XXXX 6:05PM)
The documentation provided indicates the loan associated with XXXX was 2 months past due at origination. (Upheld)

Response 2 (XX/XX/XXXX 6:53AM)
Exception receives is sufficient. (Resolved)

(Clear) REO PITI-

The Borrower owns other real estate and the PITI for each additional mortgage is not confirmed/documented. The Schedule of REO reflected the borrower owns the subject property and 4 additional rental properties. However, the loan file did not contain any documentation confirming the PITI payments for the 4 additional properties as required.

Response 1 (XX/XX/XXXX 6:11PM)
Homeowners insurance missing for XXXX, XXXXX, and XXXX. (Upheld)

Response 2 (XX/XX/XXXX 5:19PM)
The documents provided are sufficient to clear the exception. (Resolved)

								(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file did not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 6:59PM) AVM obtained which did not support value within XX%. AVM obtained supported value of $XXXX which resulted in a variance of -XX%. (Upheld) Response 2 (XX/XX/XXXX 10:41AM) CDA obtained which supported value within XX%.	3	2	3	2	1	1	3	1	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A
211553264	XXXX	XX/XX/XXXX	$XXXX	QM Exempt		(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 6:37PM) AVM obtained which supported value within XX%.	3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
211552312	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) REO Rental Income-

The rental income was not properly documented per the guideline requirements. The lenders guidelines require the underwriter to confirm the rental income using evidence per the bank statements provided for alternative income documentation type. In the event that the rental income is not able to be verified via the bank statements provided a copy of the lease is required. The origination underwriter included $XXXX in rental income for the rental property located at XXXX; however, the loan file contained no evidence to document and properly verify the rental income.

(Open) Program Parameters-

The subject loan does not meet Program Parameters for LTV. The guidelines for a Purchase of a new Primary residence using the ARC Alternative income program reflect a max LTV of XX% when the borrower's FICO is below XXX. The subject loan closed with an LTV of XX%, which exceeds the maximum allowed, while the borrower's FICO was a XXX. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA,dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
211550115	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211551663	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent Company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Clear) Initial Escrow Account-

The initial Escrow Account Statement is missing from the file.

Response 1 (XX/XX/XXXX 10:46AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The address is missing. Non-material defect.

(Clear) NMLS-

The Loan Origination Company Identifiers are not listed on the CD issued on XX/XX/XXXX. The NMLS is missing for the lender.

Response 1 (XX/XX/XXXX 12:26PM)
The documentation provided is not sufficient to cure the finding. There was no PCCD provided, just received the LOE. (Upheld)

Response 2 (XX/XX/XXXX 6:06PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Open) Program Parameters- The subject loan does not meet Program Parameters for LTV. The guidelines indicate a maximum LTV of XX% for a rural property using alternate income documentation. The subject loan closed with an LTV of XX%, which exceeded the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
211554420	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211555992	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.	(Clear) Assets Misc-

There are additional asset findings. The guidelines require all assets needed for the subject transaction be sourced and seasoned for a minimum of 60 days and to be documented with 2 full months bank statements. The borrower was required to verify a total of $XXXX in funds to close, earnest money deposit and prepaid items, along with an additional $XXXX in funds for reserves. In total, the funds required to be verified were $XXXX. The loan file documented 4 accounts; of which only one account was properly documented with a full 60 days of statements, which was the XXXX **XXXX business checking account reflecting only $XXXX in verified funds. The remaining 3 accounts were missing the consecutive bank statement required to document the full 60 days of seasoned funds.

Response 1 (XX/XX/XXXX 2:22PM)
Explanation and documentation received is sufficient. (Resolved)

(Clear) VOR Required-

Verification of 12 months rental payments is required. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks. The loan file contained a private VOR which indicated that the borrower had rented since XX/XX/XXXX at $XXXX per month; however, the rent payments were not supported by the 12 months canceled checks as required.

Response 1 (XX/XX/XXXX 6:37PM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
211552957	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Closing Information/Disbursement Date- The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent Company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211552788	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) Disclosures Federal Missing- The following disclosure is missing: FACTA Disclosure (Notice to Home Loan Applicant/Credit Information Disclosure).	(Open) Program Parameters- The subject loan does not meet Program Parameters for LTV. The guidelines for a purchase of a property in a Rural area indicate a maximum LTV of XX%. The subject loan closed with an LTV of XX%, which exceeded the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
211558883	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211556706	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211558034	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters- The subject loan does not meet Program Parameters for LTV. The guidelines for the DSCR product indicate a maximum LTV of XX%. The subject loan closed with an LTV of XX%, which exceeds the maximum allowed. Response 1 (XX/XX/XXXX 6:41PM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
211559405	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The Seller's address is missing. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211550017	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect. (Open) Disclosures Federal Missing- The file contains no evidence that the following disclosures were provided to the borrowers: FACTA.	(Open) Miscellaneous-

The guidelines required verification of housing history for a minimum of 12 months. The borrower is on the title of the current primary residence; however, the mortgage is in the spouse's name and is paid by the business which is XX% owned by non-borrower spouse and only XX% owned by the borrower. Business bank statements reflecting the mortgage payments for both the primary and second home are present in the loan file as well as the mortgage statements evidencing the mortgages in the spouse's name. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
211556712	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211557053	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Program Parameters- The subject loan does not meet Program Parameters for LTV. The maximum LTV for a rate and term refinance with a loan amount of $XXXX and a qualifying credit score of XXX is XX%. The subject loan closed with an LTV of XX%, which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
211551596	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211553647	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211556612	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID - PR Revised CD - Waiting Period-

This loan failed the revised closing disclosure delivery date test (waiting period required). ( 12 CFR §1026.19(f)(2)(ii) ). The annual percentage rate disclosed under §1026.38(o)(4) became inaccurate on the closing disclosures issued on XX/XX/XXXX and XX/XX/XXXX, as defined in §1026.22. The revised closing disclosing disclosures receipt date are provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.

(Open) TRID - XX% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than XX% test. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation. Because the loan failed the revised CD delivery date test waiting period required, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: $XXXX.

(Open) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation. Because the loan failed the revised CD delivery date test waiting period required, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: $XXXX

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
211558511	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID - PR Revised CD - Waiting Period-

This loan failed the revised closing disclosure delivery date test (waiting period required). ( 12 CFR §1026.19(f)(2)(ii) ). The annual percentage rate disclosed under §1026.38(o)(4) became inaccurate on the closing disclosures issued on XX/XX/XXXX and XX/XX/XXXX, as defined in §1026.22. The revised closing disclosing disclosures receipt date are provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
211558884	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Open) Income Docs-

The income/employment is not documented properly according to guides. The borrower was qualified using an income of $XXXX per month which is sourced from contract income from a XXXXXX in which the borrower was selling his XXXXXX . The loan file contains evidence of a proposed contract for income which is not finalized or binding. The loan file does not contain a copy of the finalized contract executed by all parties. Therefore, the income is considered future income with no concrete documentation to support. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
211559696	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) Federal Testing-

The file failed one or more of the federal threshold tests. This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR§1026.32(a)(1)(ii)(A), (B) )The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds Xpercent of the total loan amount of $XXXX. This loan failed the high-cost mortgage late charges test for one of the following reasons: ( 12 CFR §1026.34(a)(8)(i) )The loan provides for a late payment fee in excess of X% of the amount of the payment past due. Any late payment charge imposed in connection with a high-cost mortgage must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed 4 percent of the amount of the payment past due. No such charge may be imposed more than once for a single late payment.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller address is missing. Non-material defect.

(Clear) Resident Alien-

The loan file does not contain sufficient documentation to evidence borrower's residency. The borrower is a permanent residence alien. The loan file contains a copy of the front of the resident alien card; however, a copy of the back of the card is not present in the loan file as required by guidelines.

Response 1 (XX/XX/XXXX 2:22PM)
Exception granted. (Resolved)

(Open) VOR Required-

Verification of 12 months rental payments is required. Guidelines require verification of rent for first time home buyers. The borrower was living rent free and did not have any rental history as required. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	3	B	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
211554699	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee on the LE issued on XX/XX/XXXX was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. This results in a cost to cure of: $XX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 2:47PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Clear) TRID CD ' Lender NMLS-

The NMLS for the lender is incorrect on the Contact Table. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 2:48PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
211558610	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD- Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX-2. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211553199	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
211559722	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing . Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211559626	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211555115	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) Federal Testing-

The file failed one or more of the federal threshold tests. This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR §1026.32(a)(1)(ii)(A), (B) ) The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds X percent of the total loan amount of $XXXX. This loan failed the high-cost mortgage late charges test for one of the following reasons: ( 12 CFR §1026.34(a)(8)(i) )The loan provides for a late payment fee in excess of X% of the amount of the payment past due. Any late payment charge imposed in connection with a high-cost mortgage must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed X percent of the amount of the payment past due. No such charge may be imposed more than once for a single late payment. This loan failed the high-cost mortgage financing of points and fees test. ( 12 CFR §1026.34(a)(10) ) The loan finances, directly or indirectly, any points and fees, as defined in the legislation. A creditor that extends credit under a high-cost mortgage may not finance charges that are required to be included in the calculation of points and fees, as that term is defined in §1026.32(b)(1) and (2). Credit insurance premiums or debt cancellation or suspension fees that are required to be included in points and fees under §1026.32(b)(1)(iv) or (2)(iv) shall not be considered financed by the creditor when they are calculated and paid in full on a monthly basis.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
211558372	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The Seller Address is missing. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect. (Open) TRID CD- Closing Information/Closing Date- The PCCD issued on XX/XX/XXXX does not reflect the correct Closing Date. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a second appraisal, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
211554222	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Open) DTI Exceeds Maximum- The DTI exceeds Investor guidelines. The subject loan does not meet Program Parameters for DTI. The guidelines for a purchase transaction of a new primary residence using Alternate income state the maximum DTI is XX%. However the subject loan closed with a DTI of XX% which is higher then allowed as per the guidelines. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B